STATEMENT OF INVESTMENTS
BNY Mellon National Intermediate Municipal Bond Fund

November 30, 2021 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 105.9%
Alabama - .5%
Alabama Public School & College Authority, Revenue Bonds, Refunding, Ser. A	4.00	11/1/2036	7,500,000	9,078,214
Auburn University, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2030	5,000,000	5,738,613
				14,816,827
Arizona - 2.1%
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2049	2,000,000	2,230,129
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2035	850,000	1,081,035
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2034	1,000,000	1,273,535
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2033	900,000	1,152,057
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Community) Ser. A	5.00	1/1/2025	650,000	672,645
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Community) Ser. A	5.00	1/1/2027	525,000	547,317
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Community) Ser. A	5.00	1/1/2029	675,000	704,375
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Community) Ser. A	5.00	1/1/2028	1,000,000	1,043,033
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Community) Ser. A	5.00	1/1/2026	600,000	624,887

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 105.9% (continued)
Arizona - 2.1% (continued)
Arizona Industrial Development Authority, Revenue Bonds (Greathearts Arizona Project) Ser. A	3.00	7/1/2035	795,000		868,714
Arizona Industrial Development Authority, Revenue Bonds (Greathearts Arizona Project) Ser. A	3.00	7/1/2036	820,000		892,488
Arizona Industrial Development Authority, Revenue Bonds (Greathearts Arizona Project) Ser. A	3.00	7/1/2034	770,000		845,084
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Banner Health Obligated Group)	5.00	1/1/2034	10,000,000		12,021,549
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Banner Health Obligated Group)	5.00	1/1/2027	5,000,000		6,060,714
Maricopa County Special Health Care District, GO, Ser. C	5.00	7/1/2035	6,000,000		7,423,498
Maricopa County Special Health Care District, GO, Ser. C	5.00	7/1/2029	5,000,000		6,240,975
Mesa Utility System, Revenue Bonds, Refunding, Ser. B	4.00	7/1/2033	5,000,000		5,402,050
Phoenix Civic Improvement Corp., Revenue Bonds, Refunding, Ser. B	4.00	7/1/2028	10,000,000		10,854,996
				59,939,081
California - 14.8%
Alameda Corridor Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.00	10/1/2035	2,050,000		2,438,040
Alameda Corridor Transportation Authority, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2036	1,500,000		1,764,224
Anaheim Housing & Public Improvement Authority, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2036	1,750,000		1,851,904
Anaheim Housing & Public Improvement Authority, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2035	2,485,000		2,630,388
Bay Area Toll Authority, Revenue Bonds, Refunding	4.00	4/1/2035	10,000,000		11,586,873
Bay Area Toll Authority, Revenue Bonds, Refunding, Ser. A	2.63	4/1/2026	10,000,000	[a]	10,681,972
California, GO	1.70	2/1/2028	10,000,000		10,078,914
California, GO	5.25	9/1/2029	10,000,000		10,869,312

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 105.9% (continued)
California - 14.8% (continued)
California, GO	5.25	10/1/2039	5,000,000		5,951,799
California, GO, Refunding	4.00	9/1/2031	10,000,000		11,504,998
California, GO, Refunding	5.00	4/1/2031	9,900,000		12,654,177
California, GO, Refunding	5.00	10/1/2025	5,000,000		5,851,958
California, GO, Refunding	5.00	9/1/2030	6,000,000		7,973,293
California, GO, Refunding	5.00	10/1/2029	5,000,000		5,926,840
California, GO, Refunding	5.00	12/1/2023	2,500,000		2,734,623
California, GO, Refunding	5.00	12/1/2023	12,500,000		13,673,112
California, GO, Ser. A	2.38	10/1/2026	14,725,000		15,471,839
California Community Choice Financing Authority, Revenue Bonds (Green Bond) Ser. A	4.00	12/1/2027	15,000,000	[a]	17,356,945
California Community Choice Financing Authority, Revenue Bonds (Green Bond) Ser. B1	4.00	8/1/2031	7,500,000	[a]	9,089,289
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2032	300,000		388,041
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2033	250,000		322,325
California Health Facilities Financing Authority, Revenue Bonds (City of Hope Obligated Group)	5.00	11/15/2049	5,375,000		6,364,927
California Health Facilities Financing Authority, Revenue Bonds (Lucile Salter Packard Children's Hospital at Stanford Obligated Group)	4.00	11/15/2047	1,120,000		1,266,498
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Adventist Health System Obligated Group) Ser. A	4.00	3/1/2033	6,990,000		7,298,317
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Children's Hospital of Orange County Obligated Group)	3.00	11/1/2036	1,250,000		1,380,575
California Infrastructure & Economic Development Bank, Revenue Bonds, Ser. A	4.00	10/1/2026	8,275,000	[b]	9,656,285
California Municipal Finance Authority, Revenue Bonds, (Concordia University Irvine)	4.00	1/1/2034	250,000		299,861

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 105.9% (continued)
California - 14.8% (continued)
California Municipal Finance Authority, Revenue Bonds, (Concordia University Irvine)	4.00	1/1/2036	385,000	459,491
California Municipal Finance Authority, Revenue Bonds, (Concordia University Irvine)	4.00	1/1/2035	315,000	376,707
California Municipal Finance Authority, Revenue Bonds, (Concordia University Irvine)	4.00	1/1/2033	235,000	283,029
California Municipal Finance Authority, Revenue Bonds, (Concordia University Irvine)	4.00	1/1/2031	315,000	382,621
California Municipal Finance Authority, Revenue Bonds, (Concordia University Irvine)	4.00	1/1/2032	225,000	271,975
California Public Finance Authority, Revenue Bonds, Refunding (O'Connor Woods Housing)	4.00	1/1/2031	500,000	587,395
California Public Finance Authority, Revenue Bonds, Refunding (O'Connor Woods Housing)	4.00	1/1/2029	425,000	488,431
California Public Finance Authority, Revenue Bonds, Refunding (O'Connor Woods Housing)	4.00	1/1/2028	470,000	531,451
California Public Finance Authority, Revenue Bonds, Refunding (O'Connor Woods Housing)	4.00	1/1/2027	435,000	484,304
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2027	2,500,000	3,021,383
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2026	2,500,000	2,940,879
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2028	1,055,000	1,306,532
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2031	2,000,000	2,636,095
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2029	2,000,000	2,544,146
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2027	5,500,000	6,691,567
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2025	4,310,000	4,924,000
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2028	4,610,000	5,740,088
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2025	2,280,000	2,603,527
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2029	4,000,000	5,104,634

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 105.9% (continued)
California - 14.8% (continued)
California Public Works Board, Revenue Bonds, Refunding, Ser. C	5.00	8/1/2030	2,785,000	[c]	3,485,096
California Public Works Board, Revenue Bonds, Refunding, Ser. C	5.00	8/1/2031	2,560,000	[c]	3,264,561
California Public Works Board, Revenue Bonds, Refunding, Ser. C	5.00	8/1/2029	2,400,000	[c]	2,949,020
California Public Works Board, Revenue Bonds, Refunding, Ser. C	5.00	8/1/2026	3,190,000	[c]	3,670,721
California Public Works Board, Revenue Bonds, Refunding, Ser. C	5.00	8/1/2027	2,955,000	[c]	3,483,970
Evergreen School District, GO	4.00	8/1/2041	5,000,000		5,498,847
Fairfield-Suisun Unified School District, GO, Refunding	4.00	8/1/2028	1,750,000		2,039,828
Fairfield-Suisun Unified School District, GO, Refunding	4.00	8/1/2027	1,185,000		1,358,649
Fairfield-Suisun Unified School District, GO, Refunding	4.00	8/1/2026	1,000,000		1,125,550
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2023	9,080,000	[b]	9,724,812
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	5.00	6/1/2032	12,215,000		14,935,553
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	5.00	6/1/2033	1,000,000		1,219,634
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	5.00	6/1/2029	3,500,000		4,214,003
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	5.00	6/1/2030	6,775,000		8,347,695
Long Beach Unified School District, GO, Ser. A	4.00	8/1/2038	10,300,000		11,781,992
Los Angeles Community College District, GO, Refunding	1.81	8/1/2030	10,000,000		9,965,706
Los Angeles County Public Works Financing Authority, Revenue Bonds, Refunding, Ser. G	5.00	12/1/2027	1,750,000	[c]	2,110,493
Los Angeles County Public Works Financing Authority, Revenue Bonds, Refunding, Ser. G	5.00	12/1/2026	1,750,000	[c]	2,064,929
Los Angeles County Public Works Financing Authority, Revenue Bonds, Refunding, Ser. G	5.00	12/1/2029	1,500,000	[c]	1,880,871
Los Angeles County Public Works Financing Authority, Revenue Bonds, Refunding, Ser. G	5.00	12/1/2028	1,625,000	[c]	2,002,110

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 105.9% (continued)
California - 14.8% (continued)
Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. A	5.00	5/15/2025	1,240,000		1,423,608
Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. A	5.00	5/15/2026	1,500,000		1,776,800
Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. B	5.00	5/15/2026	9,060,000		10,753,742
Mount Diablo Unified School District, GO, Refunding, Ser. B	4.00	8/1/2028	3,300,000	[c]	3,868,174
Mount Diablo Unified School District, GO, Refunding, Ser. B	4.00	8/1/2029	3,265,000	[c]	3,884,192
Mount Diablo Unified School District, GO, Refunding, Ser. B	4.00	8/1/2026	3,485,000	[c]	3,938,047
Mount Diablo Unified School District, GO, Refunding, Ser. B	4.00	8/1/2027	2,745,000	[c]	3,160,850
New Haven Unified School District, GO (Insured; Assured Guaranty Corp.)	0.00	8/1/2033	4,000,000	[d]	3,183,013
Riverside County Transportation Commission, Revenue Bonds, Refunding, Ser. A	5.25	6/1/2023	5,000,000	[b]	5,377,664
Sacramento County Water Financing Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.) Ser. B, 3 Month LIBOR x.67 +.55%	0.63	6/1/2034	8,000,000	[e]	7,982,070
San Francisco City & County, COP, Refunding (Moscone Convention Center Expansion Project) Ser. B	4.00	4/1/2037	7,000,000		7,831,314
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. D	5.00	5/1/2024	4,375,000		4,841,276
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. G	5.00	5/1/2027	5,045,000		6,123,504
San Francisco Community College District, GO, Refunding	5.00	6/15/2029	5,000,000		5,748,423
Southern California Public Power Authority, Revenue Bonds (Apex Power Project) Ser. A	5.00	7/1/2033	3,380,000		3,754,416
Southern California Tobacco Securitization Authority, Revenue Bonds, Refunding (San Diego County Tobacco Asset Securitization Corp.)	5.00	6/1/2037	1,000,000		1,262,640
Southern California Tobacco Securitization Authority, Revenue Bonds, Refunding (San Diego County Tobacco Asset Securitization Corp.)	5.00	6/1/2034	500,000		636,237

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 105.9% (continued)
California - 14.8% (continued)
University of California, Revenue Bonds, Refunding (Limited Project) Ser. I	5.00	5/15/2030	11,000,000	12,685,911
University of California, Revenue Bonds, Refunding, Ser. S	5.00	5/15/2030	3,000,000	3,903,195
University of California, Revenue Bonds, Refunding, Ser. S	5.00	5/15/2031	2,000,000	2,656,741
University of California, Revenue Bonds, Refunding, Ser. S	5.00	5/15/2026	2,000,000	2,351,601
University of California, Revenue Bonds, Refunding, Ser. S	5.00	5/15/2029	3,000,000	3,818,336
				424,531,378
Colorado - 1.5%
Colorado Energy Public Authority, Revenue Bonds	6.13	11/15/2023	2,435,000	2,633,759
Colorado Housing & Finance Authority, Revenue Bonds (Insured; Government National Mortgage Association) Ser. F	4.25	11/1/2049	4,040,000	4,462,775
Colorado Housing & Finance Authority, Revenue Bonds, Ser. B	3.75	5/1/2050	4,365,000	4,747,976
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2027	10,000,000	12,267,132
Denver City & County Airport System, Revenue Bonds, Ser. A	5.00	11/15/2033	5,000,000	5,414,186
E-470 Public Highway Authority, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2040	1,450,000	1,616,528
Regional Transportation District, COP, Refunding	5.00	6/1/2031	1,710,000	2,164,123
Regional Transportation District, COP, Refunding	5.00	6/1/2030	3,000,000	3,811,239
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	5.00	1/15/2032	1,300,000	1,681,332
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	5.00	7/15/2032	1,905,000	2,459,373
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	5.00	1/15/2029	1,400,000	1,748,816
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	5.00	1/15/2030	1,000,000	1,272,975
				44,280,214
Connecticut - 1.7%
Connecticut, GO, Refunding, Ser. A	4.50	3/15/2033	3,700,000	4,132,851
Connecticut, GO, Ser. B	4.00	6/15/2030	3,000,000	3,337,545

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 105.9% (continued)
Connecticut - 1.7% (continued)
Connecticut, Revenue Bonds, Ser. A	5.00	9/1/2028	1,070,000	1,279,533
Connecticut, Revenue Bonds, Ser. A	5.00	9/1/2030	7,055,000	8,421,999
Connecticut, Special Tax Bonds, Ser. A	5.00	5/1/2028	5,000,000	6,275,546
Connecticut, Special Tax Bonds, Ser. A	5.00	5/1/2027	3,400,000	4,159,037
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Fairfield University) Ser. R	3.25	7/1/2035	1,785,000	1,931,204
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group)	4.00	7/1/2035	4,000,000	4,694,822
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group)	5.00	7/1/2034	6,215,000	7,984,622
Connecticut Housing Finance Authority, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. D1	4.00	11/15/2047	1,280,000	1,373,845
Windsor, GO, Refunding	2.00	6/15/2030	1,420,000	1,475,360
Windsor, GO, Refunding	2.00	6/15/2029	1,420,000	1,487,086
Windsor, GO, Refunding	2.00	6/15/2028	1,420,000	1,500,167
				48,053,617
Delaware - .3%
Delaware River & Bay Authority, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2024	1,000,000	1,093,648
Delaware River & Bay Authority, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2023	1,500,000	1,576,761
University of Delaware, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2023	5,440,000	[b] 5,807,105
				8,477,514
District of Columbia - 1.7%
District of Columbia, Revenue Bonds, Refunding (Friendship Public Charter School)	5.00	6/1/2036	3,200,000	3,634,204
District of Columbia, Revenue Bonds, Refunding (KIPP DC Obligated Group) Ser. A	5.00	7/1/2042	5,955,000	6,998,581
District of Columbia, Revenue Bonds, Refunding (KIPP DC Obligated Group) Ser. A	5.00	7/1/2037	4,925,000	5,837,337
District of Columbia, Revenue Bonds, Refunding (KIPP DC Project) Ser. B	5.00	7/1/2037	1,010,000	1,197,098

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 105.9% (continued)
District of Columbia - 1.7% (continued)
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding	5.00	10/1/2027	15,910,000		19,481,420
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding	5.00	10/1/2028	5,505,000		6,713,969
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. B	4.00	10/1/2036	1,250,000		1,448,780
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. B	4.00	10/1/2037	1,650,000		1,907,127
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. B	4.00	10/1/2038	1,000,000		1,153,920
				48,372,436
Florida - 5.1%
Alachua County Health Facilities Authority, Revenue Bonds, Refunding (Shands Teaching Hospital & Clinics Obligated Group)	5.00	12/1/2026	5,000,000	[a]	5,860,404
Florida Board of Governors, Revenue Bonds, Refunding	5.00	7/1/2027	815,000		999,361
Florida Board of Governors, Revenue Bonds, Refunding	5.00	7/1/2030	1,660,000		2,178,917
Florida Department of Transportation Turnpike System, Revenue Bonds, Refunding, Ser. C	4.50	7/1/2040	8,710,000		9,225,481
Florida Development Finance Corp., Revenue Bonds (Mater Academy Project) Ser. A	5.00	6/15/2035	1,000,000	[f]	1,167,074
Florida Municipal Power Agency, Revenue Bonds, Refunding (St. Lucie Project) Ser. B	5.00	10/1/2029	1,300,000		1,574,097
Florida Municipal Power Agency, Revenue Bonds, Refunding (St. Lucie Project) Ser. B	5.00	10/1/2030	1,100,000		1,327,516
Florida Municipal Power Agency, Revenue Bonds, Refunding (St. Lucie Project) Ser. B	5.00	10/1/2028	1,100,000		1,334,054
Florida Municipal Power Agency, Revenue Bonds, Refunding (St. Lucie Project) Ser. B	5.00	10/1/2027	1,650,000		1,957,516
Florida Municipal Power Agency, Revenue Bonds, Ser. A	3.00	10/1/2033	3,610,000		3,969,616
Miami-Dade County Water & Sewer System, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2032	5,000,000		5,806,436

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 105.9% (continued)
Florida - 5.1% (continued)
Miami-Dade County Water & Sewer System, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2034	10,110,000		11,711,503
Miami-Dade County Water & Sewer System, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2033	5,150,000		5,972,150
Miami-Dade County Water & Sewer System, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2031	3,000,000		3,488,809
Orange County Convention Center, Revenue Bonds, Refunding	4.00	10/1/2031	5,000,000		5,703,261
Orange County Health Facilities Authority, Revenue Bonds, Refunding (Orlando Health Obligated Group)	5.00	10/1/2025	3,000,000		3,496,245
Orange County Health Facilities Authority, Revenue Bonds, Refunding (Orlando Health Obligated Group)	5.00	10/1/2026	3,000,000		3,605,585
Orange County School Board, COP, Refunding, Ser. A	5.00	8/1/2032	10,000,000		13,763,357
Orange County School Board, COP, Refunding, Ser. C	5.00	8/1/2025	10,000,000	[b]	11,640,359
Palm Beach County School District, COP, Refunding, Ser. C	5.00	8/1/2031	10,000,000		11,135,564
Palm Beach County School District, COP, Refunding, Ser. D	5.00	8/1/2030	7,840,000		9,047,410
Palm Beach County School District, COP, Refunding, Ser. D	5.00	8/1/2031	2,855,000		3,293,567
State Board of Administration Finance Corp., Revenue Bonds, Ser. A	2.15	7/1/2030	9,513,000		9,568,024
Tampa Sports Authority, Revenue Bonds, Refunding	5.00	1/1/2024	90,000		97,158
The Miami-Dade County School Board, COP, Refunding, Ser. A	5.00	5/1/2032	5,475,000		6,235,785
The Miami-Dade County School Board, COP, Refunding, Ser. A	5.00	5/1/2026	10,095,000		11,574,975
				145,734,224
Georgia - 1.5%
DeKalb County Water & Sewerage, Revenue Bonds, Ser. A	5.25	10/1/2036	3,500,000		3,514,435
Main Street Natural Gas, Revenue Bonds, Ser. A	5.00	5/15/2028	2,510,000		3,073,965
Main Street Natural Gas, Revenue Bonds, Ser. A	5.00	5/15/2029	4,940,000		6,143,725
Main Street Natural Gas, Revenue Bonds, Ser. A	5.00	5/15/2026	3,000,000		3,517,652

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 105.9% (continued)
Georgia - 1.5% (continued)
Main Street Natural Gas, Revenue Bonds, Ser. A	5.00	5/15/2027	2,500,000		3,000,597
Main Street Natural Gas, Revenue Bonds, Ser. A	6.38	7/15/2038	1,335,000	[g]	6,675
Main Street Natural Gas, Revenue Bonds, Ser. A	4.00	9/1/2027	10,000,000	[a]	11,561,641
Main Street Natural Gas, Revenue Bonds, Ser. C	4.00	12/1/2028	10,000,000	[a]	11,805,443
				42,624,133
Hawaii - .3%
Honolulu City & County, GO, Refunding, Ser. A	5.00	11/1/2028	2,000,000		2,440,989
Honolulu City & County, GO, Refunding, Ser. A	5.00	11/1/2029	1,600,000		1,992,964
Honolulu City & County, GO, Refunding, Ser. A	5.00	11/1/2026	1,500,000		1,743,273
Honolulu City & County, GO, Refunding, Ser. A	5.00	11/1/2027	2,000,000		2,384,435
				8,561,661
Idaho - .3%
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke's Health System Obligated Group)	4.00	3/1/2034	400,000	[c]	486,049
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke's Health System Obligated Group)	4.00	3/1/2035	275,000	[c]	333,406
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke's Health System Obligated Group)	4.00	3/1/2033	575,000	[c]	700,137
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke's Health System Obligated Group)	5.00	3/1/2030	500,000	[c]	644,374
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke's Health System Obligated Group)	5.00	3/1/2031	400,000	[c]	525,960
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke's Health System Obligated Group)	5.00	3/1/2032	400,000	[c]	535,060

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 105.9% (continued)
Idaho - .3% (continued)
Idaho Health Facilities Authority, Revenue Bonds, Refunding (Trinity Health Obligated Group) Ser. D	5.00	6/1/2022	5,000,000	[b]	5,119,277
				8,344,263
Illinois - 8.8%
Chicago II, GO, Refunding, Ser. 2005D	5.50	1/1/2037	3,500,000		4,017,537
Chicago II, GO, Refunding, Ser. 2007F	5.50	1/1/2035	3,750,000		4,311,998
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2026	3,000,000		3,483,641
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2029	8,000,000		9,943,783
Chicago II, GO, Ser. A	5.00	1/1/2026	3,000,000		3,380,561
Chicago II, GO, Ser. A	5.00	1/1/2024	4,500,000		4,905,205
Chicago Il, GO, Refunding, Ser. A	5.75	1/1/2034	3,585,000		4,422,686
Chicago Il Wastewater Transmission, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2024	3,000,000		3,280,943
Chicago Il Wastewater Transmission, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2025	2,110,000		2,399,284
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2025	4,450,000		5,060,101
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2033	1,000,000		1,131,184
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2037	3,000,000		3,706,754
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2022	4,615,000		4,633,200
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2024	5,000,000		5,479,199
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2025	7,055,000		7,412,083
Chicago Park District, GO, Refunding, Ser. C	4.00	1/1/2034	10,210,000		11,935,409
Chicago Park District, GO, Refunding, Ser. C	4.00	1/1/2036	5,240,000		6,098,042
Chicago Park District, GO, Refunding, Ser. C	4.00	1/1/2032	1,000,000		1,173,065
Chicago Park District, GO, Refunding, Ser. D	4.00	1/1/2032	960,000		1,126,143

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 105.9% (continued)
Illinois - 8.8% (continued)
Chicago Park District, GO, Refunding, Ser. F2	5.00	1/1/2026	975,000		1,138,072
Chicago Park District, GO, Refunding, Ser. F2	5.00	1/1/2028	1,550,000		1,898,083
Chicago Park District, GO, Refunding, Ser. F2	5.00	1/1/2030	1,700,000		2,157,960
Cook County Community Consolidated School District No. 34 Glenview, GO, Ser. A	3.00	12/1/2036	6,265,000	[c]	7,032,830
Cook County Community Unit Elmwood Park School District No. 401, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	12/1/2029	1,480,000		1,782,832
Cook County Community Unit Elmwood Park School District No. 401, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	12/1/2031	1,000,000		1,209,080
Cook County Community Unit Elmwood Park School District No. 401, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	12/1/2030	1,220,000		1,491,578
Cook County ll, Revenue Bonds, Refunding	5.00	11/15/2033	6,050,000		7,431,435
Cook County School District No. 100, GO, Refunding (Insured; Build America Mutual) Ser. C	5.00	12/1/2024	1,720,000		1,936,349
Cook Kane Lake & McHenry Counties Community College District No. 512, GO	4.00	12/15/2031	10,000,000		11,915,379
County Cook Il, GO, Refunding, Ser. B	4.00	11/15/2027	5,700,000		6,685,874
DuPage & Cook Counties Township High School District No. 86 , GO	4.00	1/15/2035	5,205,000		5,987,050
DuPage & Cook Counties Township High School District No. 86 , GO	4.00	1/15/2033	2,000,000		2,306,919
Illinois, GO	5.50	1/1/2030	1,855,000		2,407,335
Illinois, GO, Refunding	5.00	2/1/2026	5,000,000		5,832,103
Illinois, GO, Refunding	5.00	8/1/2023	10,030,000		10,782,981
Illinois, GO, Refunding	5.00	8/1/2025	3,485,000		3,590,757
Illinois, GO, Refunding, Ser. A	5.00	10/1/2023	1,200,000		1,298,498
Illinois, GO, Refunding, Ser. A	5.00	10/1/2022	2,000,000		2,077,722
Illinois, GO, Refunding, Ser. A	5.00	10/1/2024	2,000,000		2,242,284
Illinois, GO, Refunding, Ser. A	5.00	10/1/2025	4,000,000		4,625,926
Illinois, GO, Ser. A	5.00	3/1/2030	5,750,000		7,266,613
Illinois, GO, Ser. A	5.00	3/1/2029	10,120,000		12,565,468
Illinois, GO, Ser. A	5.00	3/1/2031	2,525,000		3,245,907

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 105.9% (continued)
Illinois - 8.8% (continued)
Illinois, Revenue Bonds (Insured; National Public Finance Guarantee Corp.)	6.00	6/15/2025	3,225,000		3,824,405
Illinois, Revenue Bonds (Insured; National Public Finance Guarantee Corp.)	6.00	6/15/2026	4,290,000		5,260,150
Illinois, Revenue Bonds (Insured; National Public Finance Guarantee Corp.)	6.00	6/15/2024	5,030,000		5,723,173
Illinois Finance Authority, Revenue Bonds, Refunding (OSF Healthcare System Obligated Group) Ser. B2	5.00	11/15/2026	3,000,000	[a]	3,547,820
Illinois Toll Highway Authority, Revenue Bonds, Refunding	5.00	1/1/2031	10,160,000		13,028,909
Illinois Toll Highway Authority, Revenue Bonds, Refunding	5.00	1/1/2028	5,000,000		6,195,746
Kane Cook & DuPage Counties Community College District No. 509, GO, Refunding	3.00	12/15/2032	5,000,000		5,445,058
Kendall County Forest Preserve District, GO, Refunding (Insured; Build America Mutual)	4.00	1/1/2027	2,270,000		2,483,471
Schaumburg ll, GO, Ser. A	4.00	12/1/2028	1,220,000		1,453,320
Will Grundy Counties Community College District No. 525, GO, Refunding (Joliet Junior College)	3.00	1/1/2029	9,305,000		10,060,070
				253,831,975
Indiana - 1.1%
Hamilton Southeastern Consolidated School Building Corp., Revenue Bonds, Refunding	4.00	7/15/2033	1,200,000		1,425,927
Indiana Finance Authority, Revenue Bonds (Goshen Health Obligated Group) Ser. A	5.00	11/1/2027	740,000		899,851
Indiana Finance Authority, Revenue Bonds (Goshen Health Obligated Group) Ser. A	5.00	11/1/2028	775,000		963,479
Indiana Finance Authority, Revenue Bonds (Goshen Health Obligated Group) Ser. B	2.10	11/1/2026	2,700,000	[a]	2,821,824
Indiana Finance Authority, Revenue Bonds, Refunding (Duke Energy Indiana Project) (LOC; Sumitomo Mitsui Banking) Ser. A4	0.04	12/1/2039	6,200,000	[h]	6,200,000
Indiana Finance Authority, Revenue Bonds, Refunding (Parkview Health System Obligated Group) (LOC; Wells Fargo Bank NA) Ser. B	0.02	11/1/2039	1,600,000	[h]	1,600,000

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 105.9% (continued)
Indiana - 1.1% (continued)
Indiana Finance Authority, Revenue Bonds, Refunding (Parkview Health System Obligated Group) (LOC; Wells Fargo Bank NA) Ser. D	0.02	11/1/2039	3,500,000	[h]	3,500,000
Whiting, Revenue Bonds, Refunding (BP Products North America)	5.00	6/5/2026	12,500,000	[a]	14,911,967
				32,323,048
Iowa - .4%
PEFA, Revenue Bonds (PEFA Gas Project)	5.00	9/1/2026	10,000,000	[a]	11,805,598
Kansas - .2%
Kansas Department of Transportation, Revenue Bonds, Ser. A	5.00	9/1/2028	6,000,000		6,747,650
Kentucky - 2.9%
Kentucky Bond Development Corp., Revenue Bonds (Insured; Build America Mutual)	5.00	9/1/2029	2,395,000		3,076,431
Kentucky Bond Development Corp., Revenue Bonds (Insured; Build America Mutual)	5.00	9/1/2028	2,275,000		2,877,097
Kentucky Property & Building Commission, Revenue Bonds (Project No. 112) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	2/1/2028	5,150,000		6,038,129
Kentucky Property & Building Commission, Revenue Bonds (Project No. 112) Ser. A	5.00	2/1/2031	3,000,000		3,505,563
Kentucky Property & Building Commission, Revenue Bonds (Project No. 122) Ser. A	5.00	11/1/2033	1,000,000		1,247,339
Kentucky Property & Building Commission, Revenue Bonds, Refunding (Project No. 112) Ser. B	5.00	11/1/2025	7,475,000		8,766,449
Kentucky Property & Building Commission, Revenue Bonds, Refunding (Project No. 112) Ser. B	5.00	11/1/2026	5,000,000		6,050,795
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	4.00	6/1/2026	10,000,000	[a]	11,331,941
Kentucky Public Energy Authority, Revenue Bonds, Ser. A1	4.00	6/1/2025	8,000,000	[a]	8,836,534
Kentucky Public Energy Authority, Revenue Bonds, Ser. C1	4.00	6/1/2025	16,500,000	[a]	18,209,283
Kentucky Turnpike Authority, Revenue Bonds (Revitalization Projects) Ser. A	5.00	7/1/2023	675,000	[b]	725,281

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 105.9% (continued)
Kentucky - 2.9% (continued)
Kentucky Turnpike Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2027	5,000,000		5,952,101
Louisville & Jefferson County Metropolitan Sewer District, Revenue Bonds, Refunding, Ser. A	4.00	5/15/2032	5,430,000		6,360,701
				82,977,644
Louisiana - .6%
East Baton Rouge Sewerage Commission, Revenue Bonds, Refunding, Ser. A	1.30	2/1/2028	5,000,000	[a]	5,083,021
Louisiana, GO, Refunding, Ser. C	5.00	8/1/2026	5,000,000		5,604,635
Louisiana, GO, Ser. B	4.00	5/1/2034	5,035,000		5,576,884
Louisiana, GO, Ser. B	4.00	5/1/2033	1,770,000		1,967,147
				18,231,687
Maine - .3%
Maine Governmental Facilities Authority, Revenue Bonds, Ser. A	4.00	10/1/2035	5,255,000		6,260,935
Maine Governmental Facilities Authority, Revenue Bonds, Ser. A	4.00	10/1/2034	1,880,000		2,204,004
				8,464,939
Maryland - 2.5%
Anne Arundel County, GO	5.00	10/1/2025	7,205,000		8,444,663
Anne Arundel County, GO, Refunding	5.00	4/1/2030	4,640,000		4,924,669
Howard County Housing Commission, Revenue Bonds, Refunding, Ser. A	1.20	6/1/2027	2,000,000		1,990,353
Maryland, GO	4.00	6/1/2027	18,700,000		20,380,307
Maryland Community Development Administration, Revenue Bonds, Refunding, Ser. B	4.00	9/1/2049	3,730,000		4,072,945
Maryland Department of Transportation, Revenue Bonds, Refunding, Ser. 2022B	5.00	12/1/2029	2,000,000	[c]	2,459,611
Maryland Department of Transportation, Revenue Bonds, Refunding, Ser. 2022B	5.00	12/1/2028	2,250,000	[c]	2,716,290
Maryland Department of Transportation, Revenue Bonds, Refunding, Ser. 2022B	5.00	12/1/2027	2,250,000	[c]	2,658,364
Montgomery County, GO, Refunding, Ser. A	5.00	11/1/2024	10,000,000	[b]	11,346,519
Montgomery County, GO, Refunding, Ser. B	4.00	12/1/2030	12,000,000		12,855,352
				71,849,073

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 105.9% (continued)
Massachusetts - .9%
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emerson College)	5.00	1/1/2035	2,000,000		2,220,399
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emmanuel College) Ser. A	5.00	10/1/2033	5,000,000		5,880,793
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2032	770,000		951,092
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2031	620,000		767,510
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2033	800,000		985,956
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2030	700,000		872,563
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2034	1,000,000		1,176,558
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2035	1,000,000		1,175,848
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2036	1,010,000		1,186,000
The Massachusetts Clean Water Trust, Revenue Bonds, Refunding, Ser. A	5.75	8/1/2029	380,000		381,733
University of Massachusetts Building Authority, Revenue Bonds, Ser. 1	4.00	11/1/2022	10,000,000	[b]	10,350,420
				25,948,872
Michigan - 1.9%
Byron Center Public Schools, GO, Refunding	5.00	5/1/2030	1,480,000		1,905,764
Central Michigan University, Revenue Bonds, Refunding (LOC; TD Bank NA) Ser. A	0.05	10/1/2032	1,800,000	[h]	1,800,000
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2032	1,000,000		1,105,070

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 105.9% (continued)
Michigan - 1.9% (continued)
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2031	1,000,000		1,105,340
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2029	1,350,000		1,492,941
Michigan Building Authority, Revenue Bonds, Refunding, Ser. IA	5.00	10/15/2033	5,000,000		5,410,097
Michigan Building Authority, Revenue Bonds, Refunding, Ser. IA	5.00	10/15/2029	10,000,000		10,835,846
Michigan Finance Authority, Revenue Bonds, Refunding (Great Lakes Water Authority) (Insured; Assured Guaranty Municipal Corp.) Ser. C3	5.00	7/1/2028	2,500,000		2,797,465
Michigan Finance Authority, Revenue Bonds, Refunding (Great Lakes Water Authority) (Insured; Assured Guaranty Municipal Corp.) Ser. C3	5.00	7/1/2027	3,000,000		3,361,085
Michigan Finance Authority, Revenue Bonds, Refunding (Great Lakes Water Authority) (Insured; Assured Guaranty Municipal Corp.) Ser. C3	5.00	7/1/2026	1,875,000		2,100,678
Michigan Finance Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. D2	5.00	7/1/2026	2,500,000		2,800,904
Michigan Finance Authority, Revenue Bonds, Refunding (McLaren Health Care Obligated Group) Ser. D2	1.20	4/13/2028	5,000,000	[a]	5,029,703
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Credit Obligated Group)	4.00	12/1/2035	2,500,000		2,977,212
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Credit Obligated Group)	4.00	12/1/2036	3,000,000		3,567,645
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Obligated Group)	5.00	6/1/2022	5,000,000	[b]	5,120,549

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 105.9% (continued)
Michigan - 1.9% (continued)
Western Michigan University, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	11/15/2033	925,000		1,218,407
Western Michigan University, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	11/15/2031	850,000		1,124,050
Western Michigan University, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	11/15/2029	600,000		774,892
				54,527,648
Minnesota - .3%
Minneapolis, Revenue Bonds (Allina Health System Obligated Group)	4.00	11/15/2037	2,725,000		3,326,573
Minneapolis, Revenue Bonds (Allina Health System Obligated Group)	4.00	11/15/2036	3,250,000		3,977,641
Minnesota Housing Finance Agency, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. B	4.00	7/1/2047	870,000		928,016
				8,232,230
Mississippi - .6%
Mississippi, GO, Ser. C	4.00	10/1/2041	4,000,000	[c]	4,719,540
Mississippi, GO, Ser. C	4.00	10/1/2040	4,000,000	[c]	4,728,371
Mississippi, GO, Ser. C	4.00	10/1/2039	3,250,000	[c]	3,847,160
The University of Southern Mississippi, Revenue Bonds, Refunding (Facilities Refinancing Project)	5.00	9/1/2025	250,000		289,964
West Rankin Utility Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2025	1,650,000	[b]	1,879,813
West Rankin Utility Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2025	1,000,000	[b]	1,139,280
West Rankin Utility Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2025	1,105,000	[b]	1,258,905
				17,863,033
Missouri - 1.8%
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2030	2,000,000		2,513,480

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 105.9% (continued)
Missouri - 1.8% (continued)
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2031	2,100,000	2,683,331
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2032	2,200,000	2,860,653
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2029	1,700,000	2,100,009
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2026	1,000,000	1,161,706
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2027	1,400,000	1,664,797
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2028	1,655,000	2,009,312
Kansas City Industrial Development Authority, Revenue Bonds (Kansas City International Airport)	4.00	3/1/2035	2,000,000	2,369,580
Kansas City Industrial Development Authority, Revenue Bonds (Kansas City International Airport)	4.00	3/1/2034	3,500,000	4,154,531
Ladue School District, GO	2.00	3/1/2032	6,000,000	6,183,553
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (Mercy Health) Ser. A	5.00	6/1/2028	6,000,000	7,529,106
Missouri Highways & Transportation Commission, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2023	14,625,000	15,616,250

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 105.9% (continued)
Missouri - 1.8% (continued)
The St. Louis Missouri Industrial Development Authority, Revenue Bonds (Mid-America Transplant Services Project) (LOC; BMO Harris Bank NA)	0.04	1/1/2039	1,600,000	[h]	1,600,000
				52,446,308
Montana - .3%
Montana Board of Housing, Revenue Bonds, Ser. A2	3.50	6/1/2044	2,230,000		2,352,658
Montana Facility Finance Authority, Revenue Bonds, Refunding (Billings Clinic Obligated Group) Ser. 2022A	5.00	8/15/2031	1,000,000	[c]	1,282,788
Montana Facility Finance Authority, Revenue Bonds, Refunding (Billings Clinic Obligated Group) Ser. 2022A	5.00	8/15/2027	500,000	[c]	596,631
Montana Facility Finance Authority, Revenue Bonds, Refunding (Billings Clinic Obligated Group) Ser. 2022A	5.00	8/15/2028	1,150,000	[c]	1,398,405
Montana Facility Finance Authority, Revenue Bonds, Refunding (Billings Clinic Obligated Group) Ser. 2022A	5.00	8/15/2029	1,200,000	[c]	1,484,876
				7,115,358
Nebraska - .2%
Central Plains Energy Project, Revenue Bonds, Refunding	4.00	8/1/2025	5,000,000	[a]	5,591,284
Nevada - 2.4%
Clark County, GO, Ser. B	4.00	11/1/2033	2,750,000		3,348,758
Clark County Department of Aviation, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2040	1,145,000		1,309,531
Clark County School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	6/15/2029	5,280,000		6,421,807
Clark County School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.00	6/15/2028	5,000,000		6,290,916
Clark County School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.00	6/15/2033	5,000,000		6,281,259
Clark County School District, GO (Insured; Build America Mutual) Ser. B	5.00	6/15/2028	10,005,000		12,588,123
Clark County School District, GO, Refunding (Insured; Build America Mutual) Ser. C	5.00	6/15/2027	5,000,000		5,828,381

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 105.9% (continued)
Nevada - 2.4% (continued)
Clark County School District, GO, Refunding, Ser. A	5.00	6/15/2024	5,000,000	5,565,005
Las Vegas Valley Water District, GO, Refunding, Ser. C	5.00	6/1/2029	10,000,000	12,821,632
Nevada, GO, Refunding, Ser. A	5.00	5/1/2031	5,200,000	6,766,752
Nevada Housing Division, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	4.00	4/1/2049	2,600,000	2,842,211
				70,064,375
New Jersey - 6.9%
Fair Lawn, GO	2.00	9/1/2032	1,580,000	1,616,584
Fair Lawn, GO	2.00	9/1/2031	1,315,000	1,354,327
Fair Lawn, GO	2.00	9/1/2029	2,215,000	2,320,596
Hudson County, GO, Refunding	3.00	11/15/2032	11,700,000	12,999,611
Morris County, GO	2.00	2/1/2031	4,315,000	4,475,908
New Jersey, GO	5.00	6/1/2027	2,000,000	2,432,706
New Jersey, GO (COVID-19 Emergency Bonds) Ser. A	3.00	6/1/2032	5,000,000	5,699,856
New Jersey, GO (COVID-19 Emergency Bonds) Ser. A	5.00	6/1/2027	2,000,000	2,432,706
New Jersey, GO (COVID-19 Emergency Bonds) Ser. A	5.00	6/1/2028	13,840,000	17,199,483
New Jersey Economic Development Authority, Revenue Bonds, Refunding	5.00	6/15/2023	5,000,000	5,123,333
New Jersey Economic Development Authority, Revenue Bonds, Refunding	5.00	6/15/2024	5,000,000	5,121,954
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. NN	5.00	3/1/2025	13,000,000	13,752,634
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. N1	5.50	9/1/2023	10,000,000	10,877,859
New Jersey Economic Development Authority, Revenue Bonds, Ser. QQQ	4.00	6/15/2034	1,000,000	1,175,622
New Jersey Economic Development Authority, Revenue Bonds, Ser. QQQ	5.00	6/15/2033	2,185,000	2,808,628
New Jersey Economic Development Authority, Revenue Bonds, Ser. QQQ	5.00	6/15/2029	1,000,000	1,263,762

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 105.9% (continued)
New Jersey - 6.9% (continued)
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (RWJ Barnabas Health Obligated Group) Ser. A	5.00	7/1/2022	1,830,000	1,881,890
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Trinitas Regional Medical Center Obligated Group)	5.00	7/1/2024	1,000,000	1,110,501
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Trinitas Regional Medical Center Obligated Group)	5.00	7/1/2025	1,060,000	1,217,576
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Trinitas Regional Medical Center Obligated Group)	5.00	7/1/2026	1,000,000	1,183,574
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	6/15/2031	1,725,000	2,136,249
New Jersey Transportation Trust Fund Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.) Ser. A	5.75	6/15/2025	4,245,000	4,987,692
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding	5.00	12/15/2028	5,000,000	6,275,746
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding	5.00	12/15/2027	2,250,000	2,770,644
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. B	5.50	12/15/2021	10,000,000	10,019,057
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/15/2027	10,000,000	12,313,973
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2034	2,500,000	3,220,820
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2035	2,000,000	2,561,738
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2036	2,500,000	3,185,228

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 105.9% (continued)
New Jersey - 6.9% (continued)
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. AA	5.00	6/15/2036	2,000,000		2,543,550
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. AA	5.00	6/15/2035	2,000,000		2,552,325
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. AA	5.00	6/15/2037	1,500,000		1,900,450
Ocean City, GO, Refunding	3.00	9/15/2031	5,000,000		5,457,006
Perth Amboy, GO, Refunding (Insured; Build America Mutual) Ser. B	5.00	3/15/2028	1,500,000		1,851,989
Perth Amboy, GO, Refunding (Insured; Build America Mutual) Ser. B	5.00	3/15/2030	1,725,000		2,201,720
Perth Amboy, GO, Refunding (Insured; Build America Mutual) Ser. B	5.00	3/15/2023	500,000		529,132
Perth Amboy, GO, Refunding (Insured; Build America Mutual) Ser. B	5.00	3/15/2025	1,225,000		1,395,859
Sussex County, GO, Refunding	2.00	6/15/2030	1,945,000		2,015,359
Sussex County, GO, Refunding	2.00	6/15/2029	1,945,000		2,032,841
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2034	8,000,000		9,706,294
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2033	12,000,000		14,597,987
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2032	6,000,000		7,319,474
				197,624,243
New York - 16.9%
Hudson Yards Infrastructure Corp., Revenue Bonds, Refunding, Ser. A	5.00	2/15/2033	5,000,000		6,000,649
Hudson Yards Infrastructure Corp., Revenue Bonds, Refunding, Ser. A	5.00	2/15/2029	6,400,000		7,752,103
Metropolitan Transportation Authority, Revenue Bonds (Green Bond) Ser. A	5.00	11/15/2035	10,000,000		12,065,696
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	11/15/2038	8,445,000		10,591,187
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. A2	5.00	5/15/2024	10,000,000	[a]	11,054,925

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 105.9% (continued)
New York - 16.9% (continued)
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. B	5.00	11/15/2027	2,365,000		2,881,717
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. B2	5.25	11/15/2033	10,285,000		12,762,426
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. C1	5.00	11/15/2034	2,500,000		3,012,270
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. C1	5.00	11/15/2026	10,185,000		12,148,770
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. C1	5.25	11/15/2031	7,400,000		8,566,106
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. D	5.00	11/15/2037	1,580,000		1,897,563
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. D	5.00	11/15/2031	10,000,000		11,697,806
Metropolitan Transportation Authority Hudson Rail Yards Trust, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2051	5,000,000		5,012,365
Nassau County, GO, Refunding (Insured; Build America Mutual) Ser. C	5.00	10/1/2028	10,000,000		12,348,878
New York City, GO (LOC; Mizuho Bank) Ser. A2	0.03	10/1/2038	1,500,000	[h]	1,500,000
New York City, GO (LOC; TD Bank NA) Ser. E5	0.03	3/1/2048	2,000,000	[h]	2,000,000
New York City, GO, Refunding, Ser. A	5.00	8/1/2024	5,000,000		5,614,468
New York City, GO, Refunding, Ser. D	1.22	8/1/2026	10,000,000		9,908,886
New York City, GO, Refunding, Ser. D	1.40	8/1/2027	5,000,000		4,910,746
New York City, GO, Refunding, Ser. G	5.00	8/1/2023	5,000,000		5,395,692
New York City, GO, Ser. D1	4.00	3/1/2042	1,500,000		1,759,208
New York City, GO, Ser. F1	3.00	3/1/2035	3,000,000		3,313,660
New York City Housing Development Corp., Revenue Bonds	2.15	11/1/2028	1,290,000		1,343,484
New York City Housing Development Corp., Revenue Bonds, Ser. A1	3.38	11/15/2029	3,000,000		3,123,570
New York City Housing Development Corp., Revenue Bonds, Ser. B2	5.25	7/1/2032	10,000,000		10,747,909

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 105.9% (continued)
New York - 16.9% (continued)
New York City Industrial Development Agency, Revenue Bonds (LOC; Bank of America NA) Ser. B	0.04	5/1/2033	2,000,000	[h]	2,000,000
New York City Industrial Development Agency, Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	3/1/2028	1,350,000		1,672,455
New York City Industrial Development Agency, Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	3/1/2029	2,000,000		2,533,057
New York City Transitional Finance Authority, Revenue Bonds	4.00	5/1/2036	5,000,000		6,028,971
New York City Transitional Finance Authority, Revenue Bonds	5.25	8/1/2037	10,000,000		12,709,009
New York City Transitional Finance Authority, Revenue Bonds (Insured; State Aid Withholding) Ser. S3	5.25	7/15/2036	10,000,000		12,655,272
New York City Transitional Finance Authority, Revenue Bonds, Refunding	5.00	11/1/2029	14,000,000		18,214,846
New York City Transitional Finance Authority, Revenue Bonds, Refunding	5.00	11/1/2031	5,000,000		6,679,756
New York City Transitional Finance Authority, Revenue Bonds, Refunding (Insured; State Aid Withholding) Ser. S1	4.00	7/15/2036	5,190,000		6,315,871
New York City Transitional Finance Authority, Revenue Bonds, Ser. A2	5.00	8/1/2035	5,295,000		6,482,453
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. DD	4.50	6/15/2039	1,000,000		1,094,189
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. F1	0.02	6/15/2033	5,600,000	[h]	5,600,000
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	15,400,000	[f]	16,829,426
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 2-3 World Trade Center Project)	5.15	11/15/2034	3,500,000	[f]	3,893,395

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 105.9% (continued)
New York - 16.9% (continued)
New York Liberty Development Corp., Revenue Bonds, Refunding (Green Bond) Ser. A	1.45	11/15/2029	5,000,000	4,980,019
New York State, GO, Refunding, Ser. B	2.05	3/15/2032	5,500,000	5,530,025
New York State Bridge Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2032	1,000,000	1,321,082
New York State Bridge Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2030	1,400,000	1,817,995
New York State Dormitory Authority, Revenue Bonds (Insured; State Aid Withholding) Ser. A	5.00	10/1/2030	5,000,000	6,142,591
New York State Dormitory Authority, Revenue Bonds, Refunding (State University of New York Dormitory Facilities) Ser. A	5.00	7/1/2032	10,000,000	11,602,029
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	4.00	3/15/2034	7,500,000	9,083,099
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.00	3/15/2033	7,000,000	8,365,523
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.00	3/15/2031	10,000,000	13,336,220
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. C	5.00	3/15/2031	5,165,000	5,689,059
New York State Dormitory Authority, Revenue Bonds, Ser. A	5.00	3/15/2033	5,685,000	6,785,148
New York State Dormitory Authority, Revenue Bonds, Ser. B	5.00	2/15/2033	15,000,000	17,026,435
New York State Mortgage Agency, Revenue Bonds, Refunding, Ser. 189	3.25	4/1/2025	1,000,000	1,040,886
New York State Mortgage Agency, Revenue Bonds, Refunding, Ser. 220	2.40	10/1/2034	10,545,000	10,794,852
New York State Mortgage Agency, Revenue Bonds, Ser. 223	2.65	10/1/2034	7,020,000	7,323,566
New York State Thruway Authority, Revenue Bonds, Refunding, Ser. K	5.00	1/1/2032	3,000,000	3,383,738
New York State Urban Development Corp., Revenue Bonds (State of New York Personal Income Tax) Ser. A	4.00	3/15/2038	4,795,000	5,731,668

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 105.9% (continued)
New York - 16.9% (continued)
New York State Urban Development Corp., Revenue Bonds, Refunding (State of New York Personal Income Tax)	4.00	3/15/2037	5,500,000	6,586,483
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2024	20,000,000	21,812,136
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2041	2,000,000	2,219,669
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2046	2,500,000	2,763,803
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 194th	5.00	10/15/2034	10,000,000	11,631,085
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 207	5.00	9/15/2024	10,000,000	11,234,345
St. Lawrence County Industrial Development Agency, Revenue Bonds, Refunding (Clarkson University)	5.00	9/1/2032	195,000	248,216
St. Lawrence County Industrial Development Agency, Revenue Bonds, Refunding (Clarkson University)	5.00	9/1/2033	200,000	254,104
St. Lawrence County Industrial Development Agency, Revenue Bonds, Refunding (Clarkson University)	5.00	9/1/2031	225,000	286,893
St. Lawrence County Industrial Development Agency, Revenue Bonds, Refunding (Clarkson University)	5.00	9/1/2029	75,000	92,338
St. Lawrence County Industrial Development Agency, Revenue Bonds, Refunding (Clarkson University)	5.00	9/1/2030	175,000	219,100
Suffolk County, GO (Insured; Build America Mutual) Ser. A	4.00	4/1/2032	4,780,000	5,475,563
Suffolk County, GO, Refunding (Insured; Build America Mutual) Ser. D	4.00	10/15/2028	4,810,000	5,680,258

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 105.9% (continued)
New York - 16.9% (continued)
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. A	0.00	11/15/2029	10,000,000	[d]	8,689,944
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. C2	3.00	5/15/2032	5,000,000		5,681,654
Troy Capital Resource Corp., Revenue Bonds, Refunding (Rensselaer Polytechnic Institute)	5.00	9/1/2031	1,625,000		2,099,513
Troy Capital Resource Corp., Revenue Bonds, Refunding (Rensselaer Polytechnic Institute)	5.00	9/1/2030	1,400,000		1,813,002
TSASC, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2023	5,000,000		5,350,997
Utility Debt Securitization Authority, Revenue Bonds, Refunding, Ser. TE	5.00	12/15/2026	2,500,000		2,735,234
Webster Central School District, GO, Refunding (Insured; State Aid Withholding)	2.00	6/15/2030	1,180,000		1,227,158
				486,174,214
North Carolina - .5%
North Carolina Turnpike Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2033	3,400,000		4,280,929
North Carolina Turnpike Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2032	3,780,000		4,767,227
The Charlotte-Mecklenburg Hospital Authority, Revenue Bonds (Atrium Health Obligated Group)	5.00	12/1/2031	4,000,000	[a]	5,389,314
				14,437,470
Ohio - .9%
Akron , Revenue Bonds, Refunding	4.00	12/1/2031	1,650,000	[c]	1,944,380
Akron , Revenue Bonds, Refunding	4.00	12/1/2030	1,800,000	[c]	2,134,673
Akron , Revenue Bonds, Refunding	4.00	12/1/2028	2,140,000	[c]	2,516,781
Allen County Hospital Facilities, Revenue Bonds (LOC; Bank of Montreal) Ser. C	0.02	6/1/2034	1,200,000	[h]	1,200,000
American Municipal Power, Revenue Bonds, Refunding (Fremont Energy Center Project)	5.00	2/15/2031	1,700,000		2,248,731
Montgomery County, Revenue Bonds, Refunding (Kettering Health Network Obligated Group)	4.00	8/1/2037	695,000		827,335

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 105.9% (continued)
Ohio - .9% (continued)
Montgomery County, Revenue Bonds, Refunding (Kettering Health Network Obligated Group)	5.00	8/1/2036	500,000		647,208
Ohio, Revenue Bonds, Refunding (Cleveland Clinic Health System Obligated Group) Ser. B	5.00	1/1/2029	1,715,000		2,185,886
Ohio, Revenue Bonds, Refunding (Cleveland Clinic Health System Obligated Group) Ser. B	5.00	1/1/2028	1,500,000		1,867,758
Ohio Air Quality Development Authority, Revenue Bonds (Ohio Valley Electric)	2.60	10/1/2029	2,500,000	[a]	2,633,774
Ohio Housing Finance Agency, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	4.50	3/1/2047	1,240,000		1,344,766
Ohio Housing Finance Agency, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. D	4.00	3/1/2047	2,690,000		2,866,355
Warrensville Heights City School District, GO, Refunding (Insured; Build America Mutual)	5.00	12/1/2044	600,000		672,050
Warrensville Heights City School District, GO, Refunding (Insured; Build America Mutual)	5.00	12/1/2024	1,440,000	[b]	1,638,302
				24,727,999
Oklahoma - .2%
Oklahoma, GO	2.00	3/1/2029	6,140,000		6,556,907
Oregon - 1.6%
Multnomah & Clackamas Counties School District No. 10, GO (Insured; School Board Guaranty) Ser. B	5.00	6/15/2030	10,000,000		12,283,045
Oregon Housing & Community Services Department, Revenue Bonds, Ser. A	4.00	1/1/2047	1,885,000		1,987,969
Portland Sewer System, Revenue Bonds, Ser. A	4.50	5/1/2037	13,635,000		15,619,854
Portland Sewer System, Revenue Bonds, Ser. A	4.50	5/1/2033	11,435,000		13,190,353
Salem Hospital Facility Authority, Revenue Bonds, Refunding (Salem Health Project) Ser. A	5.00	5/15/2038	2,095,000		2,625,816
				45,707,037

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 105.9% (continued)
Pennsylvania - 8.6%
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. B	5.00	10/15/2030	1,300,000		1,711,461
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. B	5.00	10/15/2029	1,465,000		1,891,474
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. B	5.00	10/15/2028	1,715,000		2,169,985
Chartiers Valley School District, GO (Insured; State Aid Withholding) Ser. B	5.00	4/15/2025	1,250,000	[b]	1,437,244
Chester County Health & Education Facilities Authority, Revenue Bonds, Refunding (Main Line Health System Obligated Group) Ser. A	4.00	10/1/2037	2,105,000		2,418,946
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2033	3,250,000		3,970,891
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2031	3,500,000		4,295,875
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2030	4,000,000		4,926,134
Delaware Valley Regional Finance Authority, Revenue Bonds, Ser. A	2.00	10/1/2029	1,000,000		1,048,160
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)	5.00	2/15/2027	5,010,000	[a]	5,980,758
Lewisburg Area School District, GO, Refunding (Insured; State Aid Withholding)	3.00	2/15/2036	1,000,000		1,088,315
Manheim Township School District, GO (Insured; State Aid Withholding) Ser. A	4.00	2/1/2035	1,420,000		1,682,741
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Project)	4.00	9/1/2034	1,155,000		1,343,616
Pennsylvania, GO	3.00	5/15/2035	8,000,000		8,947,031
Pennsylvania, GO	5.00	9/15/2029	7,000,000		8,383,726
Pennsylvania, GO	5.00	3/15/2031	5,000,000		5,731,553
Pennsylvania, GO, Refunding	4.00	1/1/2030	5,000,000		5,726,717

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 105.9% (continued)
Pennsylvania - 8.6% (continued)
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (UPMC)	4.00	3/15/2032	3,305,000	3,758,185
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (UPMC) Ser. A	4.00	11/15/2036	3,750,000	4,313,720
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (UPMC) Ser. A	4.00	11/15/2035	6,000,000	6,909,675
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds (The University of Pennsylvania Health System Obligated Group)	4.00	8/15/2044	2,500,000	2,922,240
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (Drexel University) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	5/1/2030	1,795,000	2,336,123
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (The University of Pennsylvania Health System Obligated Group) Ser. B	5.00	8/15/2025	1,000,000	1,130,440
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (The University of Pennsylvania Health System Obligated Group) Ser. B	5.00	8/15/2028	350,000	426,974
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (The University of Pennsylvania Health System Obligated Group) Ser. B	5.00	8/15/2026	1,200,000	1,396,448
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (The University of Pennsylvania Health System Obligated Group) Ser. B	5.00	8/15/2027	350,000	417,607
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (The University of Pennsylvania Health System Obligated Group) Ser. C	5.00	8/15/2024	5,000,000	5,618,576
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding, Ser. AV1	4.00	6/15/2031	2,505,000	2,921,268

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 105.9% (continued)
Pennsylvania - 8.6% (continued)
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding, Ser. AV1	4.00	6/15/2032	1,355,000		1,576,962
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Ser. AT1	5.00	6/15/2029	5,000,000		5,939,176
Pennsylvania Housing Finance Agency, Revenue Bonds, Refunding, Ser. 122	3.65	10/1/2032	7,985,000		8,454,115
Pennsylvania Housing Finance Agency, Revenue Bonds, Refunding, Ser. 122	4.00	10/1/2046	1,295,000		1,378,863
Pennsylvania Housing Finance Agency, Revenue Bonds, Ser. 118B	3.80	10/1/2035	3,000,000		3,171,177
Pennsylvania Housing Finance Agency, Revenue Bonds, Ser. 128B	3.85	4/1/2038	5,225,000		5,719,127
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2038	10,000,000		12,201,009
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B2	5.00	6/1/2033	10,000,000		12,143,499
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding (LOC; TD Bank NA)	0.05	12/1/2038	1,600,000	[h]	1,600,000
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. 3	5.00	12/1/2035	7,085,000		8,669,583
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. 3	5.00	12/1/2031	5,000,000		6,139,662
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. B	4.00	12/1/2038	4,515,000		5,403,250
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. B	4.00	12/1/2039	2,840,000		3,390,993
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. B	5.00	6/1/2029	7,925,000		9,360,482
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.00	12/1/2021	3,740,000		3,740,000
Philadelphia, GO, Refunding, Ser. A	5.00	8/1/2026	3,400,000		4,069,769
Philadelphia, GO, Refunding, Ser. A	5.00	8/1/2025	3,455,000		4,008,878
Philadelphia, GO, Refunding, Ser. A	5.00	1/15/2024	3,600,000	[b]	3,954,667
Philadelphia Airport, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2025	1,125,000		1,294,824
Philadelphia Industrial Development Authority, Revenue Bonds, Refunding (Children's Hospital of Philadelphia Project)	4.00	7/1/2036	8,400,000		9,718,799

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 105.9% (continued)
Pennsylvania - 8.6% (continued)
Philadelphia Industrial Development Authority, Revenue Bonds, Refunding (St. Joseph's University)	5.00	11/1/2025	850,000		986,447
Philadelphia Industrial Development Authority, Revenue Bonds, Refunding (St. Joseph's University)	5.00	11/1/2028	1,000,000		1,252,959
Philadelphia Industrial Development Authority, Revenue Bonds, Refunding (St. Joseph's University)	5.00	11/1/2029	1,000,000		1,278,346
Pittsburgh Water & Sewer Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	9/1/2026	10,000,000		11,973,750
State Public School Building Authority, Revenue Bonds (The Philadelphia School District Project) (Insured; State Aid Withholding)	5.00	4/1/2022	1,000,000		1,015,926
State Public School Building Authority, Revenue Bonds (The Philadelphia School District Project) (Insured; State Aid Withholding)	5.00	4/1/2022	2,750,000	[b]	2,793,705
State Public School Building Authority, Revenue Bonds, Refunding (The Philadelphia School District) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	6/1/2025	5,000,000		5,702,146
State Public School Building Authority, Revenue Bonds, Refunding (The Philadelphia School District) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	6/1/2031	5,000,000		5,984,068
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2024	600,000		673,271
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2025	500,000		579,324
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2027	500,000		608,829
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2026	500,000		592,522

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 105.9% (continued)
Pennsylvania - 8.6% (continued)
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. 2020	5.00	9/1/2023	5,000,000		5,407,375
West Mifflin School District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	4/1/2028	1,000,000		1,195,032
West Mifflin School District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	4/1/2027	1,140,000		1,366,522
				248,250,940
Rhode Island - .7%
Rhode Island, GO, Refunding, Ser. B	5.00	8/1/2029	5,290,000		6,504,243
Rhode Island Health & Educational Building Corp., Revenue Bonds (Providence College)	5.00	11/1/2047	2,045,000		2,398,543
Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding (Providence College)	5.00	11/1/2040	3,175,000		3,636,634
Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding (Providence College) Ser. B	5.00	11/1/2030	380,000		498,104
Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding (Providence College) Ser. B	5.00	11/1/2031	400,000		534,483
Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding (Providence College) Ser. B	5.00	11/1/2032	405,000		539,459
Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding (Providence College) Ser. B	5.00	11/1/2033	435,000		578,350
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds (Insured; Government National Mortgage Association) Ser. 70	4.00	10/1/2049	4,320,000		4,715,400
				19,405,216
South Carolina - .6%
Patriots Energy Group Financing Agency, Revenue Bonds, Ser. A	4.00	2/1/2024	5,000,000	[a]	5,354,333
Spartanburg Regional Health Services District, Revenue Bonds, Refunding	5.00	4/15/2032	1,340,000	[c]	1,769,170
Spartanburg Regional Health Services District, Revenue Bonds, Refunding	5.00	4/15/2033	1,400,000	[c]	1,841,379

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 105.9% (continued)
South Carolina - .6% (continued)
Spartanburg Regional Health Services District, Revenue Bonds, Refunding	5.00	4/15/2031	2,245,000	[c]	2,913,943
Spartanburg Regional Health Services District, Revenue Bonds, Refunding	5.00	4/15/2029	1,705,000	[c]	2,134,221
Spartanburg Regional Health Services District, Revenue Bonds, Refunding	5.00	4/15/2030	2,140,000	[c]	2,726,762
				16,739,808
South Dakota - .2%
Educational Enhancement Funding Corp., Revenue Bonds, Refunding, Ser. B	5.00	6/1/2023	500,000	[b]	535,327
Educational Enhancement Funding Corp., Revenue Bonds, Refunding, Ser. B	5.00	6/1/2023	1,800,000	[b]	1,927,178
South Dakota Building Authority, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2032	2,660,000		3,045,922
South Dakota Building Authority, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2031	1,250,000		1,433,894
				6,942,321
Tennessee - 1.4%
Clarksville Public Building Authority, Revenue Bonds (LOC; Bank of America NA)	0.05	11/1/2035	200,000	[h]	200,000
Clarksville Public Building Authority, Revenue Bonds (LOC; Bank of America NA)	0.05	1/1/2033	1,675,000	[h]	1,675,000
Clarksville Public Building Authority, Revenue Bonds (LOC; Bank of America NA)	0.05	7/1/2031	500,000	[h]	500,000
Montgomery County Public Building Authority, Revenue Bonds (LOC; Bank of America NA)	0.05	2/1/2036	1,100,000	[h]	1,100,000
Montgomery County Public Building Authority, Revenue Bonds (LOC; Bank of America NA)	0.05	7/1/2034	700,000	[h]	700,000
Montgomery County Public Building Authority, Revenue Bonds (LOC; Bank of America NA)	0.05	4/1/2032	400,000	[h]	400,000
Nashville & Davidson County Health & Educational Metropolitan Government, Revenue Bonds (Vanderbilt University Medical Center Obligated Group)	5.00	7/1/2031	5,000,000		6,535,651
Nashville & Davidson County Metropolitan Government, GO, Refunding	2.50	1/1/2029	5,000,000		5,340,295

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 105.9% (continued)
Tennessee - 1.4% (continued)
Nashville & Davidson County Metropolitan Government, GO, Refunding	5.00	1/1/2030	5,000,000		5,946,533
Tennessee Energy Acquisition Corp., Revenue Bonds, Ser. A	4.00	5/1/2023	5,750,000	[a]	6,014,736
Tennessee Housing Development Agency, Revenue Bonds, Ser. 1B	3.50	1/1/2047	1,105,000		1,165,107
Tennessee Housing Development Agency, Revenue Bonds, Ser. 2B	4.00	1/1/2042	980,000		1,051,003
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2025	1,200,000		1,381,146
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2026	1,900,000		2,249,730
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2027	1,800,000		2,183,093
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2028	2,870,000		3,554,990
				39,997,284
Texas - 8.1%
Arlington, Special Tax Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	2/15/2034	4,180,000		4,733,313
Bexar County, Revenue Bonds, Refunding (Tax Exempt Venue Project)	5.00	8/15/2027	1,110,000		1,315,042
Central Texas Regional Mobility Authority, BAN, Ser. F	5.00	1/1/2025	3,500,000		3,886,230
Central Texas Regional Mobility Authority, Revenue Bonds, Ser. C	5.00	1/1/2027	5,000,000		5,826,525
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools)	5.00	8/15/2023	575,000		607,098
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools) (Insured; Permanent School Fund Guarantee Program)	5.00	8/15/2028	1,210,000		1,525,899
Dallas, GO, Refunding	5.00	2/15/2028	5,000,000		6,063,274
Dallas, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	2/15/2032	8,125,000		9,762,015
Dallas Hotel Occupancy, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	4.00	8/15/2038	1,000,000		1,125,843
Danbury Higher Education Authority, Revenue Bonds, Ser. A	4.00	8/15/2049	1,500,000		1,512,633

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 105.9% (continued)
Texas - 8.1% (continued)
Danbury Higher Education Authority, Revenue Bonds, Ser. A	4.75	8/15/2034	1,000,000		1,017,469
Fort Bend Grand Parkway Toll Road Authority, Revenue Bonds, Refunding (Insured; County Guaranteed) Ser. A	3.00	3/1/2036	4,330,000		4,785,414
Fort Bend Grand Parkway Toll Road Authority, Revenue Bonds, Refunding (Insured; County Guaranteed) Ser. A	3.00	3/1/2035	4,310,000		4,783,935
Grand Parkway Transportation Corp., BAN	5.00	2/1/2023	12,500,000		13,163,545
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds (Memorial Hermann Health System Obligated Group)	5.00	12/1/2026	4,655,000	[a]	5,582,232
Houston, GO, Refunding, Ser. A	3.00	3/1/2037	2,305,000		2,566,093
Houston, GO, Refunding, Ser. A	3.00	3/1/2036	1,500,000		1,676,777
Houston, GO, Refunding, Ser. A	5.00	3/1/2029	5,000,000		6,046,775
Houston Airport System, Revenue Bonds, Refunding, Ser. A	4.00	7/1/2035	1,145,000		1,352,926
Houston Airport System, Revenue Bonds, Refunding, Ser. A	4.00	7/1/2036	2,000,000		2,358,417
Houston Airport System, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2033	1,225,000		1,562,578
Houston Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2028	5,000,000		5,374,633
Houston Texas Combined Utility System, Revenue Bonds, Refunding, Ser. B	4.50	11/15/2038	16,540,000		19,302,162
Houston Texas Combined Utility System, Revenue Bonds, Refunding, Ser. B	5.25	11/15/2033	5,000,000		6,088,518
Houston Texas Hotel Occupancy, Revenue Bonds, Refunding	5.00	9/1/2026	1,750,000		2,089,086
Houston Texas Hotel Occupancy, Revenue Bonds, Refunding	5.00	9/1/2027	1,720,000		2,105,116
Houston Texas Hotel Occupancy, Revenue Bonds, Refunding	5.00	9/1/2028	1,350,000		1,687,260
North Texas Tollway Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	1/1/2034	5,015,000		5,681,696
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	4.00	1/1/2035	10,000,000		11,808,590

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 105.9% (continued)
Texas - 8.1% (continued)
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2030	8,650,000		10,066,117
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2030	3,000,000		3,393,552
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2031	11,415,000		12,908,725
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. B	4.00	1/1/2032	2,000,000		2,444,099
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2031	1,875,000		2,169,545
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2040	5,000,000		5,245,807
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2030	1,750,000		2,030,391
Pearland Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2031	5,000,000		5,889,338
Southwest Higher Education Authority, Revenue Bonds, Refunding (Southern Methodist University)	5.00	10/1/2029	5,000,000		5,956,483
Southwest Higher Education Authority, Revenue Bonds, Refunding (Southern Methodist University)	5.00	10/1/2028	4,500,000		5,355,927
Texas, GO, Refunding	5.00	10/1/2024	4,000,000		4,443,982
Texas, GO, Refunding, Ser. A	5.00	10/1/2027	8,470,000		9,892,114
Texas, GO, Ser. A	0.06	6/1/2043	600,000	[h]	600,000
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds, Refunding	5.00	12/15/2031	1,490,000		1,934,325
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds, Refunding	5.00	12/15/2027	1,785,000		2,170,770
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds, Refunding	5.00	12/15/2026	1,150,000		1,369,613
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds, Refunding	5.00	12/15/2029	1,400,000		1,756,276
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds, Refunding	5.00	12/15/2028	1,250,000		1,545,594
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	12/31/2035	1,250,000		1,489,353

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 105.9% (continued)
Texas - 8.1% (continued)
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2035	1,330,000		1,585,767
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	12/31/2033	1,215,000		1,455,059
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2033	2,750,000		3,296,336
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	12/31/2034	1,500,000		1,791,053
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2034	1,500,000		1,792,940
University of Houston, Revenue Bonds, Refunding, Ser. A	5.00	2/15/2033	5,000,000		5,873,337
				231,847,597
U.S. Related - .3%
Antonio B Won Pat International Airport Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.50	10/1/2023	1,000,000	[b]	1,094,156
Guam, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2029	2,000,000		2,345,486
Guam, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2028	2,000,000		2,357,153
Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Ser. ZZ	5.25	7/1/2028	2,500,000	[g]	2,262,500
				8,059,295
Utah - .3%
Salt Lake City, Revenue Bonds, Ser. A	5.00	7/1/2031	2,400,000		2,883,906
Salt Lake City, Revenue Bonds, Ser. A	5.00	7/1/2030	2,000,000		2,405,241
Salt Lake City, Revenue Bonds, Ser. A	5.00	7/1/2029	2,500,000		3,019,971
Vineyard Redevelopment Agency, Tax Allocation Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	5/1/2030	215,000		276,640
Vineyard Redevelopment Agency, Tax Allocation Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	5/1/2031	235,000		307,175

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 105.9% (continued)
Utah - .3% (continued)
Vineyard Redevelopment Agency, Tax Allocation Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	5/1/2029	200,000	253,047
Vineyard Redevelopment Agency, Tax Allocation Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	5/1/2027	315,000	381,783
Vineyard Redevelopment Agency, Tax Allocation Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	5/1/2028	225,000	279,072
				9,806,835
Vermont - .5%
University of Vermont & State Agricultural College, Revenue Bonds, Refunding	5.00	10/1/2040	740,000	850,751
Vermont Educational & Health Buildings Financing Agency, Revenue Bonds (Landmark College Project) (LOC; TD Bank NA) Ser. A	0.04	7/1/2039	200,000	[h] 200,000
Vermont Educational & Health Buildings Financing Agency, Revenue Bonds, Refunding (University of Vermont Medical Center Obligated Group) Ser. A	5.00	12/1/2032	10,000,000	11,768,963
				12,819,714
Virginia - .5%
Loudoun County, GO (Insured; State Aid Withholding) Ser. A	3.00	12/1/2032	4,690,000	5,376,234
Virginia Small Business Financing Authority, Revenue Bonds (95 Express Lanes)	5.00	7/1/2034	9,500,000	9,536,122
				14,912,356
Washington - 2.5%
Central Puget Sound Regional Transit Authority, Revenue Bonds, Refunding (Green Bond) Ser. S1	3.00	11/1/2036	10,000,000	11,169,515
Energy Northwest, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2029	5,745,000	7,065,609
King County School District No. 411, GO, Refunding (Insured; School Board Guaranty)	4.50	12/1/2027	6,650,000	6,919,294
Port of Seattle, Revenue Bonds, Refunding, Ser. B	5.00	3/1/2028	1,750,000	1,954,016
Port of Seattle, Revenue Bonds, Ser. A	5.00	4/1/2030	2,840,000	3,177,890

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 105.9% (continued)
Washington - 2.5% (continued)
Port of Seattle, Revenue Bonds, Ser. A	5.00	4/1/2029	1,000,000		1,119,275
Washington, GO, Refunding, Ser. B	5.00	7/1/2032	5,000,000		5,858,241
Washington, GO, Refunding, Ser. R-2021A	5.00	6/1/2030	1,300,000		1,718,199
Washington, GO, Refunding, Ser. R-2021A	5.00	6/1/2029	1,000,000		1,292,998
Washington, GO, Refunding, Ser. R-2021A	5.00	6/1/2028	1,250,000		1,578,454
Washington, Revenue Bonds, Ser. C	5.00	9/1/2022	5,000,000		5,178,263
Washington, Revenue Bonds, Ser. C	5.00	9/1/2023	5,000,000		5,408,292
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Providence St. Joseph Health Obligated Group) Ser. B	5.00	10/1/2032	2,500,000		3,125,082
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance Obligated Group)	3.00	12/1/2035	445,000	[f]	490,257
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance Obligated Group)	3.00	12/1/2034	435,000	[f]	479,898
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance Obligated Group)	5.00	3/1/2038	4,500,000		5,069,063
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Virginia Manson Medical Center Obligated Group)	5.00	8/15/2026	2,000,000		2,349,076
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Virginia Manson Medical Center Obligated Group)	5.00	8/15/2027	2,175,000		2,616,219
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Virginia Manson Medical Center Obligated Group)	5.00	8/15/2025	1,700,000		1,942,743
Washington Higher Education Facilities Authority, Revenue Bonds (Seattle University Project)	5.00	5/1/2027	500,000		600,448
Washington Higher Education Facilities Authority, Revenue Bonds (Seattle University Project)	5.00	5/1/2032	500,000		632,074
Washington Higher Education Facilities Authority, Revenue Bonds (Seattle University Project)	5.00	5/1/2031	790,000		1,001,294

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 105.9% (continued)
Washington - 2.5% (continued)
Washington Higher Education Facilities Authority, Revenue Bonds (Seattle University Project)	5.00	5/1/2029	500,000	624,985
				71,371,185
Wisconsin - .2%
WPPI Energy, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2033	2,000,000	2,213,391
WPPI Energy, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2031	1,000,000	1,109,412
WPPI Energy, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2030	1,000,000	1,112,410
				4,435,213
Total Investments (cost $2,890,680,778)			105.9%	3,041,571,704
Liabilities, Less Cash and Receivables			(5.9%)	(169,512,770)
Net Assets			100.0%	2,872,058,934

GO—General Obligation

LIBOR—London Interbank Offered Rate

a These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

c Security purchased on a when-issued or delayed basis for which the fund has not taken delivery as of November 30, 2021.

d Security issued with a zero coupon. Income is recognized through the accretion of discount.

e Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

f Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2021, these securities were valued at $22,860,050 or .8% of net assets.

g Non-income producing—security in default.

h The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon National Intermediate Municipal Bond Fund

November 30, 2021 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Short
U.S. Treasury 10 Year Notes	300	3/22/2022	38,849,428	39,243,750	(394,322)
Ultra 10 Year U.S. Treasury Notes	175	3/22/2022	25,335,017	25,705,860	(370,843)
Gross Unrealized Depreciation				(765,165)

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon National Intermediate Municipal Bond Fund

November 30, 2021 (Unaudited)

The following is a summary of the inputs used as of November 30, 2021 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments In Securities:†
Municipal Securities	-	3,041,571,704	-	3,041,571,704
Liabilities ($)
Other Financial Instruments:
Futures††	(765,165)	-	-	(765,165)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At November 30, 2021, accumulated net unrealized appreciation on investments was $150,890,926, consisting of $153,134,014 gross unrealized appreciation and $2,243,088 gross unrealized depreciation.

At November 30, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.